Fees Summary	May 28, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 499,370,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,453.55
Total Offset Amount	0.00
Net Fee	$ 76,453.55
Narrative - Max Aggregate Offering Amount | shares	499,370,000
Final Prospectus	true